1933 Act/Rule 497(j)




                                             May 1, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      The Phoenix-Engemann Funds
         Registration Nos. 033-01922 and 811-4506

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 26, 2006.

                                             Sincerely,


                                             /s/ Kevin J. Carr
                                             Kevin J. Carr